UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
Expires: March 31, 2006
Estimated average burden hours per response......14.4

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-08765

MANAGED HIGH YIELD PLUS FUND, INC.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York	10019-6114
(Address of principal executive offices)	(Zip code)

James Capezzuto
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Registrant’s telephone number, including area code:		888-793-8637

Date of fiscal year end:	5/31/05

Date of reporting period:	7/1/2004 - 6/30/2005

Item 1.           Proxy Voting Record.

MANAGED HIGH YIELD PLUS FUND, INC.

ALAMOSA HOLDINGS, INC.

Ticker:	APCS	Security ID:	011589207
Meeting Date:	FEB 15, 2005	Meeting Type:	Special
Record Date:	JAN 12, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Issue Shares in Connection with an Acquisition	For	For	Management

LAIDLAW INTERNATIONAL, INC.

Ticker:	LI	Security ID:	50730R102
Meeting Date:	FEB 8, 2005	Meeting Type:	Annual
Record Date:	DEC 16, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Richard R. Randazzo	For	For	Management
1.2	Elect Director Carroll R. Wetzel, Jr.	For	For	Management
2	Amend Omnibus Stock Plan	For	For	Management
3	Approve Executive Incentive Bonus Plan	For	For	Management

METAL MANAGEMENT, INC.

Ticker:	MTLMQ	Security ID:	591097209
Meeting Date:	SEP 21, 2004	Meeting Type:	Annual
Record Date:	JUL 23, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Daniel W. Dienst	For	For	Management
1.2	Elect Director John T. DiLacqua	For	For	Management
1.3	Elect Director Robert Lewon	For	For	Management
1.4	Elect Director Kevin P. McGuinness	For	For	Management
1.5	Elect Director Gerald E. Morris	For	For	Management
2	Approve Executive Incentive Bonus Plan	For	For	Management
3	Ratify Auditors	For	For	Management

SPECTRASITE, INC.

Ticker:	SSI	Security ID:	84761M104
Meeting Date:	MAY 2, 2005	Meeting Type:	Annual
Record Date:	MAR 21, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Stephen H. Clark	For	For	Management
1.2	Elect Director Timothy G. Biltz	For	For	Management
1.3	Elect Director Paul M. Albert, Jr.	For	For	Management
1.4	Elect Director John F. Chlebowski	For	For	Management
1.5	Elect Director Dean J. Douglas	For	For	Management
1.6	Elect Director Patricia L. Higgins	For	For	Management
1.7	Elect Director Samme L. Thompson	For	For	Management
1.8	Elect Director Kari-Pekka Wilska	For	For	Management
2	Approve Omnibus Stock Plan	For	For	Management
3	Ratify Auditors	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ W. Douglas Beck
President
Date	August 26, 2005

* Print the name and title of each signing officer under his or her signature.